UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                New York, N.Y.              May 15, 2012
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        61
                                           -----------

Form 13F Information Table Entry Value:    $3,743,364
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


Baker Brothers Form 13F 03-31-12

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
COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------   ---  ----  ---------- --------   ----   ------  ----
 1 Acadia Pharmaceuticals Inc.      COM          004225108    11,280   5,246,312 SH        SOLE                5,246,312
 2 Aegerion Pharmaceuticals         COM          00767E102     7,283     526,575 SH        SOLE                  526,575
 3 Alere                            COM          01449J105     1,951      75,000 SH        SOLE                   75,000
 4 Amicus Therapeutics              COM          03152W109     4,040     765,072 SH        SOLE                  765,072
 5 Anacor Pharmaceuticals           COM          32420101      3,346     568,130 SH        SOLE                  568,130
 6 Anthera Pharmaceuticals          COM          03674U102     1,674     757,600 SH        SOLE                  757,600
 7 Aradigm Corp.                    COM          038505301        16     100,000 SH        SOLE                  100,000
 8 Ardea Biosciences Inc.           COM          03969P107   150,405   6,911,989 SH        SOLE                6,911,989
 9 Ariad Pharmaceuticals Inc.       COM          04033A100   111,524   6,979,004 SH        SOLE                6,979,004
10 Arqule Inc.                      COM          04269E107       604      86,167 SH        SOLE                   86,167
11 Array Biopharma Inc.             COM          04269X105     3,405   1,000,000 SH        SOLE                1,000,000
12 Auxilium                         COM          05334D107   119,987   6,461,354 SH        SOLE                6,461,354
13 Avanir Pharmaceuticals           COM          05348P401     1,710     500,000 SH        SOLE                  500,000
14 Aveo Pharmaceuticals             COM          053588109     3,673     296,000 SH        SOLE                  296,000
15 Biocryst Pharmaceuticals Inc.    COM          09058V103    20,220   5,563,615 SH        SOLE                5,563,615
16 BioDelivery Sciences Intl. Inc.  COM          09060J106     6,280   2,595,044 SH        SOLE                2,595,044
17 Chelsea Therapeutics             COM          163428105     5,862   2,289,700 SH        SOLE                2,289,700
18 Chemocentryx Inc.                COM          16383L106       533      50,000 SH        SOLE                   50,000
19 Clovis Oncology                  COM          189464100    12,035     472,882 SH        SOLE                  472,882
20 Cyclacel Pharmaceuticals Pfd.
   Conv. Ex 6%                      PFD CONV EX  23254L207        53      20,979 SH        SOLE                   20,979
21 Cubist Pharmaceuticals Inc.      COM          229678107       216       5,000 SH        SOLE                    5,000
22 Cumberland Pharmaceuticals       COM          230770109       177      23,627 SH        SOLE                   23,627
23 Dendreon                         COM          24823Q107     4,843     454,528 SH        SOLE                  454,528
24 Derma Sciences                   COM          249827502     7,156     743,857 SH        SOLE                  743,857
25 Discovery Laboratories Inc.      COM          254668403     2,747   1,025,000 SH        SOLE                1,025,000
26 Exelixis Inc.                    COM          30161Q104    10,818   2,088,483 SH        SOLE                2,088,483
27 Genomic Health Inc.              COM          37244C101   316,800  10,349,534 SH        SOLE               10,349,534
28 Gilead Sciences Inc.             COM          375558103    39,088     800,000 SH        SOLE                  800,000
29 Halozyme Therapeutics Inc.       COM          40637H109    22,835   1,789,595 SH        SOLE                1,789,595
30 Idera Pharmaceuticals Inc.       COM          45168K108       499     288,252 SH        SOLE                  288,252
31 Incyte Corp.                     COM          45337C102   310,865  16,106,976 SH        SOLE               16,106,976
32 Infinity Pharmaceuticals Inc.    COM          45665303      1,651     138,070 SH        SOLE                  138,070
33 Ligand Pharmaceuticals Inc.      CLASS B      53220K207     1,171      73,401 SH        SOLE                   73,401
30 Medivation Inc.                  COM          58501N101    51,056     683,300 SH        SOLE                  683,300
32 Onyx                             COM          683399109     8,084     214,543 SH        SOLE                  214,543
33 Pharmacyclics Inc.               COM          716933106   258,932   9,327,514 SH        SOLE                9,327,514
35 Raptor Pharmaceuticals           COM          75382F106       676     100,000 SH        SOLE                  100,000
36 Rigel Pharmaceuticals            COM          766559603       796      98,919 SH        SOLE                   98,919
37 Salix Pharmaceuticals, Inc.      COM          795435106     5,637     107,375 SH        SOLE                  107,375
38 Seattle Genetics Inc.            COM          812578102   436,335  21,409,963 SH        SOLE               21,409,963
39 Sequenom Inc.                    COM          817337405     2,393     587,850 SH        SOLE                  587,850
40 Spectrum                         COM          84763A108    17,483   1,384,255 SH        SOLE                1,384,255
41 Synageva Biopharma Corp.         COM          87159A103   268,217   7,477,464 SH        SOLE                7,477,464
42 Targacept Inc.                   COM          87611R306     4,226     825,401 SH        SOLE                  825,401
43 Threshold Pharma                 COM          885807107    21,072   2,394,469 SH        SOLE                2,394,469
44 Tranzyme                         COM          89413J102     9,842   3,829,730 SH        SOLE                3,829,730
45 Ventrus Biosciences, Inc.        COM          922822101       789      79,178 SH        SOLE                   79,178
46 Viropharma Inc.                  COM          928241108   362,303  12,048,664 SH        SOLE               12,048,664
47 Xenoport                         COM          98411C100     3,641     809,112 SH        SOLE                  809,112
48 Xoma Ltd.                        SHS          G9825R206    43,079  15,551,915 SH        SOLE               15,551,915
49 YM Biosciences                   COM          984238105    14,946   8,035,655 SH        SOLE                8,035,655
50 Ziopharm Oncology Inc.           COM          98973P101     2,160     400,000 SH        SOLE                  400,000
51 Alere Inc. Conv. Notes 3%
   5/15/16                          CONV BONDS   01449JAA3     4,510   4,482,000 PRN       SOLE                4,482,000
52 Biomarin Pharmaceuticals Notes
   1.875% 4/23/2017                 CONV BONDS   09061GAD3    40,859  22,898,000 PRN       SOLE               22,898,000
53 Dendreon 2.875% 1/15/16          CONV BONDS   24823QAB3     5,713   7,141,000 PRN       SOLE                7,141,000
54 Gilead 1.625% 5/1/16             CONV BONDS   375558AP8    27,587  21,500,000 PRN       SOLE               21,500,000
55 Incyte Genomics  Notes 4.75%
   10/1/2015                        CONV BONDS   45337CAH5   367,800 160,000,000 PRN       SOLE              160,000,000
56 Intermune Inc Notes 2.5% 9/15/18 CONV BONDS   45884XAE3    18,530  21,500,000 PRN       SOLE               21,500,000
57 Intermune Inc Notes 5% 3/1/15    CONV BONDS   45884XAD5    39,786  33,860,000 PRN       SOLE               33,860,000
58 Medivation 2.625% 4/1/17         CONV BONDS   58501NAA9    25,848  24,500,000 PRN       SOLE               24,500,000
59 Salix 5.5% 8/15/28               CONV BONDS   795435AB2   128,077  22,250,000 PRN       SOLE               22,250,000
60 Salix 2.75% 5/15/15              CONV BONDS   795435AC0   147,890 110,572,000 PRN       SOLE              110,572,000
61 Salix 144A 1.5% 3/15/19          CONV BONDS   795435AD8   240,350 230,000,000 PRN       SOLE              230,000,000

                                                          ----------
                                                           3,743,364
                                                          ==========